Reclassifications from accumulated other comprehensive income - Schedule of Amount Reclassified from Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Details About Other Comprehensive Income (Loss) Components
Tax (expense) benefit	$ (8)	$ (8)	$ 8	$ (2)
Amount Reclassified from Accumulated Other Comprehensive Income (Loss) [Member]
Details About Other Comprehensive Income (Loss) Components
Total reclassifications for the period, net of tax
Amount Reclassified from Accumulated Other Comprehensive Income (Loss) [Member] | Amortization of Defined Benefit Pension Items [Member]
Details About Other Comprehensive Income (Loss) Components
Total before tax
Tax (expense) benefit
Amount Reclassified from Accumulated Other Comprehensive Income (Loss) [Member] | Amortization of Defined Benefit Pension Items [Member] | Actuarial Gains (Losses) [Member]
Details About Other Comprehensive Income (Loss) Components
Cost of sales; Selling, general and administrative expense